Short-Term Investments - Additional Information (Detail) - USD ($)	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Short-term Investments [Abstract]
Short-term investments stated interest rate minimum	2.80%
Short-term investments stated interest rate maximum	6.50%
Held-to-maturity investments for OTTI recognized	$ 0	$ 0	$ 0